CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current Assets:
Cash and cash equivalents	$ 19,484,553	$ 38,949,359
Restricted cash	488,719	12,856,398
Accounts receivable, net of allowance for doubtful accounts of $9,510,186 and $17,169,851 as of December 31, 2013 and 2014, respectively	36,926,681	39,065,250
Amounts due from related parties	2,467,355	2,328,928
Prepaid expenses and other current assets	20,156,905	19,086,020
Total current assets	79,524,213	112,285,955
Non-current Assets:
Fixed assets, net	6,470,922	7,883,906
Intangible assets, net	359,695	417,515
Investments under equity method	7,585,289	7,622,448
Other investments	3,125,885	3,140,260
Long-term prepayments and deposits	4,100,566	18,819,483
Restricted cash	1,140,344	818,277
Deferred tax assets		152,754
Total non-current assets	22,782,701	38,854,643
TOTAL ASSETS	102,306,914	151,140,598
Current Liabilities:
Short-term bank loans (including short-term bank loans of the consolidated variable interest entities ("VIEs") without recourse to VisionChina Media Inc. (the "Company") of $19,638,649 and $13,847,031 as of December 31, 2013 and 2014, respectively)	13,847,031	26,340,338
Convertible promissory notes - maturity within one year	4,000,000
Derivative instrument - embedded conversion option	3,398,642
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Company of $3,960,472 and $4,943,404 as of December 31, 2013 and 2014, respectively)	6,970,122	5,745,088
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to the Company of $1,677,543 and $1,177,490 as of December 31, 2013 and 2014, respectively)	1,177,490	1,677,543
Consideration payable		75,800,047
Income tax payable (including income tax payable of the consolidated VIEs without recourse to the Company of $51,162 and nil as of December 31, 2013 and 2014, respectively)		51,162
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Company of $17,236,173 and $25,587,075 as of December 31, 2013, and 2014, respectively)	32,148,193	20,016,121
Total current liabilities	61,541,478	129,630,299
Non-current Liabilities:
Convertible promissory notes - maturity over one year	51,018,674
Other non-current liability		2,175,066
Total non-current liabilities	51,018,674	2,175,066
Total liabilities	112,560,152	131,805,365
Commitments and contingencies
Equity (deficit)
Common shares ($0.0001 par value; 200,000,000 shares authorized; 101,560,744 and 102,121,144 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	10,212	10,156
Additional paid-in capital	344,083,552	343,512,927
Accumulated deficit	(395,183,492)	(364,106,277)
Accumulated other comprehensive income	39,579,661	39,908,028
Total VisionChina Media Inc. shareholders' equity (deficit)	(11,510,067)	19,324,834
Noncontrolling interest	1,256,829	10,399
Total equity (deficit)	(10,253,238)	19,335,233
TOTAL LIABILITIES AND EQUITY (DEFICIT)	$ 102,306,914	$ 151,140,598